Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
(7) Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31, 2018		December 31, 2017
	RMB	US$	RMB
Buildings	68,319	9,937	68,319
Plant and equipment	808,717	117,623	803,710
Computer equipment	3,027	440	3,075
Furniture and fixtures	14,528	2,113	13,815
Motor vehicles	1,824	265	1,936
	896,415	130,378	890,855
Less: accumulated depreciation	(558,028)	(81,162)	(512,578)
Impairment of plant and equipment	(7,219)	(1,050)	(7,219)
	331,168	48,166	371,058

All of the Group’s buildings are located in the PRC. As of December 31, 2018 and 2017, property, plant plus land use rights with carrying value totaling RMB52,047 (US$7,570) and RMB54,598 respectively were pledged to banks as collateral for credit limits and loans(see Note 12).

As of December 31, 2018, the mortgaged floor area of facilities and land use right to the bank is 46,196 square meters and 74,251 square meters, respectively.